TAXES ON INCOME (Schedule of Income before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Domestic	$ 22,500	$ 16,293	$ 11,286
Foreign	(802)	(642)	186
Income before taxes on income	$ 21,698	$ 15,651	$ 11,472